Schedule of Portfolio Investments

AAMA Equity Fund

March 31, 2026 (Unaudited)

COMMON STOCKS - 67.9%	Shares	Fair Value
AEROSPACE & DEFENSE - 2.4%
RTX Corporation	46,696	$9,007,658

BANKING - 2.4%
JPMorgan Chase & Company	30,100	8,854,216

BEVERAGES - 1.1%
PepsiCo, Inc.	26,400	4,099,656

BIOTECH & PHARMA - 4.6%
Amgen, Inc.	15,000	5,277,750
Johnson & Johnson	48,000	11,733,120
		17,010,870
DIVERSIFIED INDUSTRIALS - 2.7%
Emerson Electric Company	78,400	10,271,968

E-COMMERCE DISCRETIONARY - 2.4%
Amazon.com, Inc. (a)	43,200	8,997,264

ELECTRIC UTILITIES - 3.1%
American Electric Power Company, Inc.	23,000	3,014,840
Duke Energy Corporation	19,000	2,487,860
Exelon Corporation	30,000	1,470,600
Public Service Enterprise Group, Inc.	25,000	2,023,750
Southern Company (The)	25,000	2,413,000
		11,410,050
HOUSEHOLD PRODUCTS - 1.1%
Procter & Gamble Company (The)	29,400	4,246,536

INDUSTRIAL SUPPORT SERVICES - 2.9%
Grainger (W.W.), Inc.	10,100	11,017,181

INTERNET MEDIA & SERVICES - 2.9%
Alphabet, Inc. - Class A	38,000	10,927,280

METALS & MINING - 3.9%
Freeport-McMoRan, Inc.	250,000	14,695,000

Schedule of Portfolio Investments (Continued)

AAMA Equity Fund

COMMON STOCKS - 67.9% (Continued)	Shares	Fair Value
OIL & GAS PRODUCERS - 6.8%
Chevron Corporation	46,500	$9,620,850
Exxon Mobil Corporation	92,000	15,608,720
		25,229,570
RETAIL - CONSUMER STAPLES - 5.2%
Kroger Company (The)	102,500	7,416,900
Walmart, Inc.	96,000	11,930,880
		19,347,780
RETAIL - DISCRETIONARY - 1.5%
Home Depot, Inc. (The)	17,000	5,591,130

SEMICONDUCTORS - 6.4%
Applied Materials, Inc.	32,300	11,039,817
QUALCOMM, Inc.	50,900	6,554,902
Texas Instruments, Inc.	31,700	6,154,238
		23,748,957
SOFTWARE - 2.0%
Microsoft Corporation	20,500	7,588,485

TECHNOLOGY HARDWARE - 4.6%
Apple, Inc.	27,700	7,029,983
Cisco Systems, Inc.	131,600	10,210,844
		17,240,827
TECHNOLOGY SERVICES - 4.0%
Mastercard, Inc. - Class A	11,100	5,546,226
Visa, Inc. - Class A	31,200	9,429,888
		14,976,114
TELECOMMUNICATIONS - 5.0%
AT&T, Inc.	330,000	9,566,700
T-Mobile US, Inc.	42,815	8,992,435
		18,559,135
TRANSPORTATION & LOGISTICS - 2.9%
Norfolk Southern Corporation	14,200	4,075,400
Union Pacific Corporation	19,800	4,803,876
United Parcel Service, Inc. - Class B	20,000	1,967,600
		10,846,876

TOTAL COMMON STOCKS (Cost $99,420,274)		$253,666,553

Schedule of Portfolio Investments (Continued)

AAMA Equity Fund

EXCHANGE-TRADED FUNDS - 23.7%	Shares	Fair Value
iShares Core S&P 500 ETF	57,000	$37,232,970
Vanguard S&P 500 ETF	85,600	51,150,280
TOTAL EXCHANGE-TRADED FUNDS (Cost $32,862,626)		$88,383,250

U.S. TREASURY OBLIGATIONS - 6.7%	Coupon	Maturity	Principal Amount	Fair Value
U.S. TREASURY BILLS - 6.7% (b)
U.S. Treasury Bills (Cost $24,928,104)	3.651%	04/30/26	$25,000,000	$24,926,902

MONEY MARKET FUNDS - 1.8%	Shares	Fair Value
First American U.S. Treasury Money Market Fund - Class Z, 3.50% (c) (Cost $6,877,977)	6,877,977	$6,877,977

TOTAL INVESTMENTS (Cost $164,088,981) - 100.1%		$373,854,682

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1%)		(341,989)

NET ASSETS - 100.0%		$373,512,693

(a)	Non-income producing security.
(b)	Rate shown is the annualized yield at time of purchase, not a coupon rate.
(c)	The rate shown is the 7-day effective yield as of March 31, 2026.

Schedule of Portfolio Investments

AAMA Income Fund

March 31, 2026 (Unaudited)

MUNICIPAL BONDS - 1.1%	Coupon	Maturity	Principal Amount	Fair Value
City of Powell, Ohio, Various Purpose Ltd., GO Bond, Series 2021 (Cost $1,328,736)	2.000%	12/01/26	$1,320,000	$1,304,811

U.S. GOVERNMENT AGENCIES - 17.9%	Coupon	Maturity	Principal Amount	Fair Value
FEDERAL HOME LOAN BANK - 3.9%
Federal Home Loan Bank	1.650%	11/24/28	$5,000,000	$4,717,216

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 14.0%
Federal National Mortgage Association	2.125%	04/24/26	11,454,000	11,441,569
Federal National Mortgage Association	0.750%	10/08/27	5,957,000	5,688,787
				17,130,356

TOTAL U.S. GOVERNMENT AGENCIES (Cost $22,327,929)				$21,847,572

U.S. TREASURY OBLIGATIONS - 76.8%	Coupon	Maturity	Principal Amount	Fair Value
U.S. TREASURY BILLS - 16.3% (a)
U.S. Treasury Bills	3.600%	04/07/26	$10,000,000	$9,993,975
U.S. Treasury Bills	3.594%	06/18/26	10,000,000	9,922,065
				19,916,040
U.S. TREASURY NOTES - 60.5%
U.S. Treasury Notes	4.625%	11/15/26	15,000,000	15,076,523
U.S. Treasury Notes	0.500%	04/30/27	10,000,000	9,656,157
U.S. Treasury Notes	1.125%	02/29/28	10,000,000	9,506,641
U.S. Treasury Notes	3.875%	07/15/28	5,000,000	5,005,859
U.S. Treasury Notes	3.250%	06/30/29	5,000,000	4,909,180
U.S. Treasury Notes	3.875%	09/30/29	5,000,000	5,000,391
U.S. Treasury Notes	3.500%	01/31/30	5,000,000	4,930,469
U.S. Treasury Notes	3.750%	05/31/30	5,000,000	4,969,531
U.S. Treasury Notes	3.875%	06/30/30	5,000,000	4,992,383
U.S. Treasury Notes	3.500%	11/30/30	10,000,000	9,816,016
				73,863,150

TOTAL U.S. TREASURY OBLIGATIONS (Cost $94,712,210)				$93,779,190

Schedule of Portfolio Investments (Continued)

AAMA Income Fund

MONEY MARKET FUNDS - 3.6%	Shares	Fair Value
First American U.S. Treasury Money Market Fund - Class Z, 3.50% (b) (Cost $4,419,545)	4,419,545	$4,419,545

TOTAL INVESTMENTS (Cost $122,788,420) - 99.4%		$121,351,118

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.6%		725,382

NET ASSETS - 100.0%		$122,076,500

(a)	Rate shown is the annualized yield at time of purchase, not a coupon rate.
(b)	The rate shown is the 7-day effective yield as of March 31, 2026.